Vessel revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Revenue from rendering of services	$ 588,480	$ 342,505
Revenue From Time Charter Agreements	0	2,551
Revenue from contracts with customers	11,927	1,579
Revenue	$ 600,407	$ 346,635
Variability of lease revenue	100.00%